Stock-Based Compensation - Schedule of RSA Activity (Details) - Restricted Stock Award [Member] - $ / shares	11 Months Ended
Dec. 31, 2024
Schedule of RSA Activity [Line Items]
Beginning Balance (in Shares)
Weighted Average Grant Date Fair Value, Unvested balance, Beginning
Unvested balance, Number of Granted	2,207,553
Weighted Average Grant Date Fair Value, Granted
Ending Balance (in Shares)	2,207,553
Weighted Average Grant Date Fair Value, Unvested balance, Ending